Subsequent Events - Additional Information (Detail) - USD ($)						1 Months Ended			12 Months Ended
	Apr. 15, 2025	Dec. 31, 2023	Jul. 01, 2023	Jun. 01, 2023	Mar. 01, 2023	Jan. 31, 2025	Feb. 29, 2024	Feb. 28, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 18, 2025	Feb. 28, 2025	Feb. 28, 2024
Subsequent Event [Line Items]
Repayments of debt		$ 20,300,000		$ 18,200,000	$ 29,700,000				$ 108,236,401	$ 154,870,215	$ 83,579,825
Proceeds from related party debt					$ 2,000,000		$ 1
Share-based compensation arrangement by share-based payment award, options, exercisable, number														125,000
Share based compensation arrangement by share based payment award options acquired number														125,000
Share based compensation arrangement by share based payment award options acquired value														$ 356,250
Term Loan [Member]
Subsequent Event [Line Items]
Repayments of debt			$ 8,700,000				$ 29.3	$ 5,900,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from related party debt	$ 300,000
Share-based compensation arrangement by share-based payment award, options, exercisable, number													125,000
Share based compensation arrangement by share based payment award options acquired number													125,000
Share based compensation arrangement by share based payment award options acquired value													$ 356,250
Disposal group, including discontinued operation, consideration												$ 12,400,000
Assets held for sale												$ 13,100,000
Subsequent Event [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Repayments of debt	$ 18,600,000					$ 32,800,000